Research and development costs	6 Months Ended
Jun. 30, 2021
Research and development costs
Research and Development Costs

13. Research and development costs

Research and development costs amount to € 18,640,000 for the six month period ended June 30, 2021 (six month period ended June 30, 2020: € 21,412,000) and are comprised of allocated employee costs including share-based payments, the costs of materials and laboratory consumables, outsourced activities, license and intellectual property costs and other allocated costs.